Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 82.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
Maine Municipal Bond Bank, 3.00%, 11/1/35	$1,700	$ 1,570,103
Texas Water Development Board, 4.50%, 10/15/37	1,000	1,073,070
		$ 2,643,173
Education — 4.7%
Connecticut Health and Educational Facilities Authority, (Yale University), 2.80% to 2/10/26 (Put Date), 7/1/48	$5,000	$ 4,894,350
University of Texas, 5.00%, 8/15/24	1,000	1,003,490
Will, Grundy, and Kendall Counties Community School District No. 201, IL:
5.00%, 10/15/27	705	742,464
5.00%, 10/15/28	1,000	1,069,510
		$ 7,709,814
Escrowed/Prerefunded — 2.2%
Arizona, Certificates of Participation, Escrowed to Maturity, 5.00%, 10/1/24	$2,000	$ 2,010,000
Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/25	1,560	1,491,984
New York Dormitory Authority, Personal Income Tax Revenue:
Escrowed to Maturity, 5.00%, 2/15/25	120	121,328
Escrowed to Maturity, 5.00%, 2/15/25	50	50,585
		$ 3,673,897
General Obligations — 29.5%
Abilene, TX, 5.00%, 2/15/25	$20	$ 20,207
Auburn, ME, 2.00%, 11/1/34	1,250	1,005,763
Braintree, MA, 1.50%, 10/15/31	1,975	1,603,345
California:
5.00%, 11/1/28	610	648,863
5.50%, 12/1/52	1,085	1,177,995
Columbia School District, MO, 2.10%, 3/1/27	1,040	980,210
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	1,225	1,284,302
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,966,820
Edina, MN, 5.00%, 2/1/30	125	134,484
Frisco, TX, 2.00%, 2/15/33	1,000	831,590
Illinois, 5.00%, 3/1/25	5,250	5,294,677
Liberty Hill Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	2,010	2,099,666
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	28,302
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Montgomery County, MD, 5.00%, 10/1/29	$1,300	$ 1,385,748
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/32	10	10,663
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	900	891,855
New York:
5.00%, 3/15/31	5,250	5,996,917
5.00%, 3/15/32	2,500	2,901,325
New York, NY, 5.00%, 8/1/30	1,500	1,660,860
North Carolina, 2.00%, 6/1/33	1,250	1,037,538
Orange County, NC, 3.10%, 2/1/36	1,445	1,348,460
Pennsylvania, 4.00%, 5/1/32	2,005	2,104,127
Rutherford County, TN, 1.50%, 4/1/33	2,000	1,561,960
Somerville, MA:
1.75%, 10/15/32	4,130	3,390,028
1.75%, 10/15/33	1,260	1,009,651
Washington, 5.00%, 7/1/26	1,500	1,552,590
Wylie Independent School District, TX, (PSF Guaranteed), 3.25% to 8/15/28 (Put Date), 8/15/41	5,675	5,472,970
		$ 48,400,916
Hospital — 6.9%
Allegheny County Hospital Development Authority, PA, (UPMC), 4.47%, (SIFMA + 0.70%), 11/15/47(1)	$4,500	$ 4,478,940
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/27	3,500	3,655,750
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,164,640
		$ 11,299,330
Housing — 18.9%
Connecticut Housing Finance Authority:
Social Bonds, 4.07%, (SIFMA + 0.30%), 11/15/50(1)	$345	$ 344,348
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	1,955	2,034,764
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	2,870	2,973,263
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	220	156,308
Illinois Housing Development Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 10/1/52	915	946,732
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	1,415	1,505,022
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.00%, 7/1/53	965	980,845

Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Michigan Housing Development Authority, SFMR, Social Bonds, (LOC: Barclays Bank PLC), 3.80%, 6/1/46(2)	$5,000	$ 5,000,000
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,620	1,691,426
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	785	653,874
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	310	276,058
Ohio Housing Finance Agency:
3.35%, 9/1/49	540	430,002
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	210	153,506
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	460	314,281
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	965	1,011,040
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	1,165	1,301,025
Pennsylvania Housing Finance Agency, SFMR, (SPA: TD Bank, N.A.), 3.80%, 10/1/50(2)	5,000	5,000,000
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	1,000	1,092,500
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,940	2,002,216
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	2,915	3,076,054
		$ 30,943,264
Insured - General Obligations — 2.2%
Rancho Santiago Community College District, CA, (Election of 2002), (AGM), 0.00%, 9/1/28	$2,000	$ 1,730,580
San Mateo County Community College District, CA, (Election of 2001), (NPFG), 0.00%, 9/1/27	2,000	1,788,900
		$ 3,519,480
Lease Revenue/Certificates of Participation — 0.5%
Malibu, CA:
5.00%, 11/1/38	$275	$ 275,184
5.00%, 11/1/43	225	225,106
5.00%, 11/1/48	375	375,131
		$ 875,421
Other Revenue — 7.0%
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 3.25%, 8/1/29	$3,000	$ 2,978,640
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Energy Southeast A Cooperative District, AL, 5.50% to 1/1/31 (Put Date), 11/1/53	$3,000	$ 3,206,370
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	4,185	4,215,467
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	1,000	1,050,300
		$ 11,450,777
Special Tax Revenue — 0.7%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/30	$1,000	$ 1,121,230
		$ 1,121,230
Transportation — 5.2%
Metropolitan Washington Airports Authority, D.C., Aviation Revenue, (LOC: TD Bank, N.A.), 3.78%, 10/1/39(2)	$2,000	$ 2,000,000
Pennsylvania Turnpike Commission:
(LOC: TD Bank, N.A.), 3.80%, 12/1/38(2)	2,000	2,000,000
(LOC: TD Bank, N.A.), 3.80%, 12/1/39(2)	2,500	2,500,000
Wisconsin, Transportation Revenue, 5.00%, 7/1/24	2,000	2,003,400
		$ 8,503,400
Water and Sewer — 3.4%
Indiana Finance Authority, Green Bonds, 5.00%, 2/1/25	$1,500	$ 1,516,335
North Texas Municipal Water District, 5.00%, 9/1/24	1,120	1,121,041
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	3,000	2,937,930
		$ 5,575,306
Total Tax-Exempt Municipal Obligations (identified cost $135,256,979)		$135,716,008

Taxable Municipal Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Austin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/26	$665	$ 649,778
Total Taxable Municipal Obligations (identified cost $648,096)		$ 649,778

Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 14.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
3.75%, 12/31/28	$12,247	$ 11,742,768
4.125%, 11/15/32	12,000	11,523,750
Total U.S. Treasury Obligations (identified cost $23,824,732)		$ 23,266,518

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	1,947,767	$ 1,947,767
Total Short-Term Investments (identified cost $1,947,767)		$ 1,947,767
Total Investments — 98.6% (identified cost $161,677,574)		$161,580,071
Other Assets, Less Liabilities — 1.4%		$ 2,375,028
Net Assets — 100.0%		$163,955,099
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2024.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
At April 30, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	12.0%
Others, representing less than 10% individually	71.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2024, 2.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency was 1.1% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at April 30, 2024.
Affiliated Investments
At April 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,947,767, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,520,558	$21,380,012	$(21,952,803)	$ —	$ —	$1,947,767	$46,663	1,947,767
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$135,716,008	$ —	$135,716,008
Taxable Municipal Obligations	—	649,778	—	649,778
U.S. Treasury Obligations	—	23,266,518	—	23,266,518
Short-Term Investments	1,947,767	—	—	1,947,767
Total Investments	$1,947,767	$159,632,304	$ —	$161,580,071
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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